Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
NET LOSS	$ (4,905)	$ (3,824)
Change in fair value of interest rate, swap	(12)	8
Foreign currency translation adjustments		6
TOTAL COMPREHENSIVE LOSS	$ (4,917)	$ (3,810)